Long-Term Debt	12 Months Ended
Dec. 31, 2024
Long-Term Debt [Abstract]
Long-Term Debt
7.	Long-Term Debt:

The amount of long-term debt shown in the accompanying consolidated balance sheet of December 31, 2024, is analyzed as follows:

December 31, 2024
Total long-term debt	$16,200
Less: Deferred financing costs	(269)
Total long-term debt, net of deferred financing costs	$15,931

Current portion of long-term debt	$2,300
Less: Current portion of deferred financing costs	(87)
Current portion of long-term debt, net of deferred financing costs	$2,213

Non-current portion of long-term debt	$13,900
Less: Non-current portion of deferred financing costs	(182)
Non-current portion of long-term debt, net of deferred financing costs	$13,718

On September 16, 2024, Positano and Reef Shiptrade Ltd. (“Reef”), as joint and several borrowers, and Maui, as guarantor, entered into a new term loan facility with a leading international financial institution for up to $91,500, consisting of a committed portion of up to $16,500 and an uncommitted upsize option of up to another $75,000. On September 19, 2024, the entities borrowed the $16,500 committed portion in full, to finance part of the purchase price of the M/V Bravo and to leverage the M/V Alfa. The borrowed portion of the term loan facility is secured by, among other things, a first priority mortgage on the M/V Alpha and the M/V Bravo, an assignment of their earnings and insurances, a pledge of their earnings accounts, and a pledge of the equity interests of each of the subsidiaries owning the mortgaged vessels. The term loan facility contains restrictive covenants that may limit or restrict the borrower’s and the guarantor’s ability to incur additional indebtedness, to make any substantial change to the nature of the their business, to pay dividends, to sell the mortgaged vessels or change their management, and to effect a change of control, enter into any amalgamation, demerger, merger, consolidation or corporate reconstruction or joint venture arrangement. It also contains certain financial covenants, requiring the borrowers to maintain minimum restricted cash deposits of $250 per mortgaged vessel, and a minimum ‘loan to mortgaged vessels value’ ratio of 65%.

During the year ended December 31, 2024, the weighted average interest rate on the borrowed portion of the term loan facility was 8.6%, and the amount outstanding as of December 31, 2024, is repayable as follows:

Year	Amount
2025	$2,300
2026	1,170
2027	2,280
2028	10,450
Total	$16,200

The uncommitted upsize option of up to another $75,000 may be made available to the Company under the same term loan facility, in whole or in parts, to finance future vessel acquisitions. This portion of the term loan facility remains free of interest or other fees, and the Company is not obliged to borrow it, or any part thereof. The terms of borrowing this portion, or any part thereof, will be determined at the time it is requested.